Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 11,050,000	€ 9,350,000
Carrying Value	3,404,561	7,778,145
Caixabank [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,500,000	€ 2,500,000
Nominal interest rate	2.00%	2.00%
Maturity	3/25/2024	3/25/2023
Carrying Value	€ 1,307,300	€ 2,108,807
Sabadell [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,700,000	€ 1,700,000
Nominal interest rate	2.75%	2.75%
Maturity	2/28/2024	2/28/2023
Carrying Value	€ 332,514	€ 1,623,953
BBVA [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,500,000	€ 650,000
Nominal interest rate	1.90%	1.90%
Maturity	12/22/2023	12/22/2023
Carrying Value	€ 1,331,874	€ 381,000
BBVA One [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,500,000	€ 650,000
Nominal interest rate	1.90%	1.90%
Maturity	03/01/2024	12/22/2023
Carrying Value		€ 628,951
Santander [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,000,000	€ 2,000,000
Nominal interest rate	2.25%	2.25%
Maturity	2/28/2024	2/28/2023
Carrying Value	€ 432,872	€ 1,928,786
Abanca ICO [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 150,000	€ 150,000
Nominal interest rate	1.40%	1.40%
Maturity	10/31/2023	10/31/2023
Carrying Value		€ 150,000
Abanca [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 700,000	€ 700,000
Nominal interest rate	2.00%	2.00%
Maturity	11/30/2024	11/30/2024
Carrying Value		€ 319,103
Bankinter ICO [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 500,000	€ 500,000
Nominal interest rate	1.40%	1.40%
Maturity	6/21/2024	6/21/2023
Carrying Value		€ 485,830
Bankinter [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 500,000	€ 500,000
Nominal interest rate	1.50%	1.50%
Maturity	6/6/2024	6/6/2023
Carrying Value		€ 151,715